[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
MALAYSIAN COMMON STOCKS (98.6%)
(Unless Otherwise Noted)
Automobiles (4.8%)
DRB-Hicom Bhd		3,659,000	$1,791
TAN Chong Motor Holdings Bhd		1,896,000	918
			2,709
Capital Markets (3.7%)
CIMB Bhd		1,547,500	2,097
Commercial Banks (19.9%)
Commerce Asset Holdings Bhd		2,446,000	2,948
Malayan Banking Bhd		2,125,500	6,320
Public Bank Bhd		989,390	1,953
			11,221
Construction & Engineering (10.8%)
Gamuda Bhd		867,000	1,049
IJM Corp. Bhd		743,000	939
Naim Cendera Holdings Bhd		2,311,000	1,922
Road Builder (Malaysia) Holdings Bhd		1,769,000	1,257
TRC Synergy Bhd		2,252,400	889
			6,056
Construction Materials (1.0%)
JAKS Resources Bhd	(a)	1,279,000	555
Diversified Financial Services (1.3%)
Bursa Malaysia Bhd	(a)	692,000	710
Diversified Telecommunication Services (3.9%)
Telekom Malaysia Bhd		860,000	2,207
Electric Utilities (9.8%)
Tenaga Nasional Bhd		967,000	2,596
YTL Corp. Bhd		1,955,733	2,908
			5,504
Food Products (3.0%)
IOI Corp. Bhd		730,000	1,719
Hotels, Restaurants & Leisure (9.6%)
Genting Bhd		403,800	1,838
Magnum Corp. Bhd		1,559,000	825
Resorts World Bhd		667,700	1,643
Tanjong plc		314,000	1,091
			5,397
Industrial Conglomerates (4.1%)
Bandar Raya Developments Bhd		1,050,000	547
Sime Darby Bhd		1,125,000	1,762
			2,309
Insurance (1.4%)
MAA Holdings Bhd		607,000	783
IT Services (0.7%)
Computer Systems Advisers Bhd		718,600	369
Machinery (0.1%)
Kris Components Bhd	(b)	82,029	60

Marine (2.1%)
Malaysia International Shipping Corp. Bhd			287,000	1,208
Media (3.4%)
Star Publications Malaysia Bhd			1,065,000	1,906
Real Estate (12.6%)
Glomac Bhd			1,763,000	812
IGB Corp. Bhd			1,539,000	514
IOI Properties Bhd			415,000	841
MK Land Holdings Bhd			3,860,000	1,574
Selangor Properties Bhd			1,105,000	614
SP Setia Bhd			2,576,499	2,712
				7,067
Semiconductors & Semiconductor Equipment (1.1%)
Malaysian Pacific Industries Bhd			152,000	500
Unisem (Malaysia) Bhd			263,800	122
				622
Specialty Retail (0.9%)
Courts Mammoth Bhd			1,253,000	511
Tobacco (2.6%)
British American Tobacco (Malaysia) Bhd			126,000	1,442
Water Utilities (1.8%)
Puncak Niaga Holding Bhd	(a)		1,643,000	1,029
TOTAL COMMON STOCKS (Cost $48,088)				55,481

			Face
			Amount (000)
CORPORATE BOND (0.0%)
Media (0.0%)
Media Prima Bhd 2.00%, 7/18/08 (Cost $26)		MYR	100	24
SHORT-TERM INVESTMENT (0.7%)
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $381 (Cost $381)	(c)	$381		381
TOTAL INVESTMENTS + (99.3%) (Cost $48,495)				55,886
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)				390
NET ASSETS (100%)				$56,276

(a)                    Non-income producing security.

(b)                   Security was valued at fair value — At March 31, 2005, the Fund held $60,000 of fair valued securities, representing less than 0.11% of net assets.

(c)                    Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                           At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $48,495,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,391,000 of which $12,350,000 related to appreciated securities and $4,959,000 related to depreciated securities.

MYR      Malaysian Ringgit

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005